INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Expected income taxes	$ 1,815,376	$ 1,659,724
Income tax effect of:
State taxes, net of federal income tax benefit	278,391	251,528
Tax exempt interest, net	(586,302)	(419,935)
Income taxed at lower rates	(51,868)	(47,421)
Other	(94,999)	(57,888)
Income tax expense	$ 1,360,598	$ 1,386,008